REHABILITATION PROVISIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Beginning balance	$ 77,382,000	$ 79,685,000
Accretion of rehabilitation provision	1,245,000	1,368,000
Changes in estimates	(1,923,000)	1,856,000
Cost of reclamation work performed	(5,992,000)	(5,527,000)
Balance at the end of the period	70,712,000	77,382,000
Current portion			$ 6,566,000	$ 5,515,000
Long term portion			64,146,000	71,867,000
Total	77,382,000	79,685,000	70,712,000	77,382,000	$ 79,685,000
Wassa
Disclosure of financial liabilities [line items]
Beginning balance	19,300,000
Accretion of rehabilitation provision	(700,000)
Balance at the end of the period	17,400,000	19,300,000
Total	19,300,000	19,300,000	17,400,000	19,300,000
Bogoso/Prestea
Disclosure of financial liabilities [line items]
Beginning balance	58,100,000
Changes in estimates	(1,200,000)
Balance at the end of the period	53,300,000	58,100,000
Total	58,100,000	$ 58,100,000	53,300,000	$ 58,100,000
Bogoso/Prestea | Refractory Operation
Disclosure of financial liabilities [line items]
Changes in estimates	(4,900,000)
Carrying value of refractory assets					$ 0
Bogoso/Prestea | Non-Refractory Operation
Disclosure of financial liabilities [line items]
Changes in estimates	$ 3,800,000
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Undiscounted future cash needs for rehabilitation			$ 77,929,000
Discount rate assumption			2.00%
Inflation rate assumption			2.00%